UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777
Reporting Period: 07/01/2019 - 06/30/2020
Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

INDEPENDENCE CONTRACT DRILLING, INC.

Ticker:       ICD            Security ID:  453415309
Meeting Date: FEB 06, 2020   Meeting Type: Special
Record Date:  DEC 16, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management
2     Adjourn Meeting                         For       For          Management

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INDEPENDENCE CONTRACT DRILLING, INC.

Ticker:       ICD            Security ID:  453415A99
Meeting Date: JUN 12, 2020   Meeting Type: Annual
Record Date:  APR 15, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director J. Anthony Gallegos, Jr. For       For          Management
1.2   Elect Director Matthew D. Fitzgerald    For       Withhold     Management
1.3   Elect Director Daniel F. McNease        For       For          Management
1.4   Elect Director James G. Minmier         For       For          Management
1.5   Elect Director Adam J. Piekarski        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify BDO USA, LLP as Auditor          For       For          Management

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TALOS ENERGY INC.

Ticker:       TALO           Security ID:  87484T108
Meeting Date: MAY 12, 2020   Meeting Type: Annual
Record Date:  MAR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Timothy S. Duncan        For       Against      Management
1.2   Elect Director John 'Brad' Juneau       For       Against      Management
1.3   Elect Director Donald R. Kendall, Jr.   For       Against      Management
2     Ratify Ernst & Young LLP as Auditor     For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Date: July 28, 2020